Schedule of Investments

January 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (97.3%)
Brazil (3.9%)
Banco do Brasil	24,300	$277
Camil Alimentos	44,100	79
JBS SA	35,400	168
Minerva	40,600	56
Telefonica Brasil	5,800	60
Vale	16,500	226
Vibra Energia	15,100	73

		939

Chile (0.8%)
Cencosud	83,100	144
Cia Cervecerias Unidas	6,200	38

		182

China (23.7%)
3SBio	89,000	67
Alibaba Group Holding	66,500	596
Anhui Conch Cement, Cl H	12,500	25
AviChina Industry & Technology, Cl H	195,000	72
BAIC Motor, Cl H	305,500	81
Baidu, Cl A*	6,240	81
Bank of China, Cl H	762,000	286
Bank of Communications, Cl H	208,000	123
Beijing Enterprises Holdings	22,500	81
China BlueChemical	302,000	83
China CITIC Bank, Cl H	263,000	130
China Coal Energy, Cl H	84,000	92
China Everbright	44,000	23
China Everbright Bank, Cl H	265,000	79
China Feihe	115,000	53
China Hongqiao Group	58,000	43
China Medical System Holdings	44,000	63
China Merchants Port Holdings	52,000	64
China Minsheng Banking, Cl H	254,000	84
China Pacific Insurance Group, Cl H	39,000	72
China Petroleum & Chemical, Cl H	268,000	139
China Reinsurance Group, Cl H	740,000	40
China Resources Medical Holdings	121,000	62
China Suntien Green Energy, Cl H	88,000	30
China Tower, Cl H	554,000	62
China XLX Fertiliser	128,000	54
China Yongda Automobiles Services Holdings	98,000	25

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
CSPC Pharmaceutical Group	134,000	$99
Far East Horizon	91,000	67
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	53
Hengan International Group	15,000	46
Horizon Construction Development*	3,370	1
Kangji Medical Holdings	64,000	48
Kunlun Energy	92,000	82
Lenovo Group	224,000	235
Lonking Holdings	152,000	25
NetDragon Websoft Holdings	32,000	44
New China Life Insurance, Cl H	34,700	62
People’s Insurance Group of China, Cl H	310,000	96
PetroChina, Cl H	454,000	328
PICC Property & Casualty, Cl H	164,000	204
Ping An Insurance Group of China, Cl H	12,000	50
Postal Savings Bank of China, Cl H	146,000	70
SciClone Pharmaceuticals Holdings	65,000	92
Shanghai Pharmaceuticals Holding, Cl H	36,000	51
Shougang Fushan Resources Group	210,000	83
Sinopec Engineering Group, Cl H	124,000	62
Sinopharm Group, Cl H	48,000	126
Sinotrans, Cl H	215,000	90
Sinotruk Hong Kong	56,000	127
SITC International Holdings	38,000	58
TCL Electronics Holdings	64,000	20
Tencent Music Entertainment Group ADR*	13,500	127
Tianneng Power International	72,000	56
Vipshop Holdings ADR*	8,700	138
Want Want China Holdings	83,000	46
Weichai Power, Cl H	85,000	150
Yangzijiang Shipbuilding Holdings	81,400	102
Yuexiu Transport Infrastructure	98,000	54
Zhejiang Expressway, Cl H	68,000	51
Zhengzhou Coal Mining Machinery Group, Cl H	63,400	73

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
Zhongsheng Group Holdings	43,500	$73

		5,699

Egypt (1.1%)
Abou Kir Fertilizers & Chemical Industries	43,900	137
Eastern SAE	117,100	126

		263

Greece (0.4%)
Motor Oil Hellas Corinth Refineries	3,600	99

Hong Kong (1.3%)
Grand Pharmaceutical Group	124,500	54
Kingboard Laminates Holdings	66,000	40
Orient Overseas International	6,000	90
SSY Group	224,000	121

		305

Hungary (1.1%)
Magyar Telekom Telecommunications	26,200	57
MOL Hungarian Oil & Gas	10,900	89
OTP Bank Nyrt	2,400	111

		257

India (17.4%)
Amara Raja Energy & Mobility	12,400	133
Aurobindo Pharma	3,500	48
Bank of Baroda	40,800	121
Canara Bank	31,400	182
Chambal Fertilisers and Chemicals	16,600	73
Coal India	48,300	236
Cyient	1,493	36
Firstsource Solutions	57,100	141
GAIL India	88,800	185
General Insurance Corp of India	21,600	98
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	107
Gujarat State Fertilizers & Chemicals	50,600	182
HCL Technologies	5,400	102
Indian Bank	29,300	176
Mahanagar Gas	6,973	124

LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
National Aluminium	37,700	$68
NMDC	57,400	152
NMDC Steel Ltd*	44,900	38
NTPC	51,900	199
Oil & Natural Gas	67,600	205
Oil India	31,200	160
Oracle Financial Services Software	1,000	79
Petronet LNG	42,400	137
Power Finance	53,500	286
Power Grid Corp of India	50,266	157
REC	60,600	364
Redington	64,800	140
Union Bank of India	74,100	125
UPL	8,200	53
Vedanta	24,400	81

		4,188

Indonesia (1.8%)
Astra International	208,300	67
Bank Negara Indonesia Persero	295,400	108
Bukit Asam	279,400	46
Matahari Department Store	249,400	33
Telkom Indonesia Persero	370,100	94
United Tractors	58,800	85

		433

Malaysia (1.6%)
AMMB Holdings	88,000	79
CIMB Group Holdings	61,600	81
RHB Bank	62,800	74
Scientex	64,200	54
Sime Darby	199,000	103

		391

Mexico (3.3%)
Cemex*	208,200	173
Coca-Cola Femsa	21,182	201
Fibra Uno Administracion‡	55,800	95
Grupo Financiero Banorte, Cl O	11,500	117
Grupo Mexico	22,000	113
Megacable Holdings	32,700	84

		783

Philippines (0.4%)
DMCI Holdings	460,100	88

Poland (1.4%)
Asseco Poland	5,300	97

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Poland (continued)
ORLEN	5,226	$81
Powszechny Zaklad Ubezpieczen	14,000	169

		347

Russia (–%)
Gazprom PJSC(A),(B)*	11,300	—
LUKOIL PJSC(A),(B)	2,300	—
Magnit PJSC(A),(B)	1,000	—
MMC Norilsk Nickel PJSC(A),(B)	370	—
Mobile TeleSystems PJSC(A),(B)	13,800	—

		—

Saudi Arabia (3.1%)
Arab National Bank	23,500	156
Banque Saudi Fransi	10,000	106
Etihad Etisalat	12,100	168
Mobile Telecommunications Saudi Arabia	26,600	95
Saudi Awwal Bank	11,600	111
Saudi Investment Bank	24,500	102

		738

South Africa (2.7%)
Absa Group	11,400	99
African Rainbow Minerals	4,300	43
Astral Foods	2,435	21
Exxaro Resources	5,300	53
Foschini Group	10,400	63
Impala Platinum Holdings	7,400	29
MTN Group	19,400	98
Nedbank Group	5,600	65
Oceana Group	16,600	64
Tiger Brands	429	5
Vodacom Group	19,800	98

		638

South Korea (12.7%)
BGF retail	800	85
DB HiTek	1,900	70
DB Insurance	2,100	139
DL E&C	332	10
Doosan Bobcat	3,200	122
Hana Financial Group	2,900	104
Hankook & Co	5,100	63
Hyundai GF Holdings	4,572	14
Hyundai Glovis	800	105
Hyundai Green Food*	2,427	21
Hyundai Home Shopping Network	1,000	33

LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Korea (continued)
Hyundai Marine & Fire Insurance	2,800	$71
Kginicis	1,700	16
Kia	4,000	307
KT*	4,800	127
KT&G	1,300	88
LG	2,100	129
Lotte Chilsung Beverage	736	76
LX International	2,700	57
LX Semicon	1,000	58
Samsung Electronics	10,400	565
Samsung Fire & Marine Insurance	600	119
Samsung SDS	1,000	114
Shinhan Financial Group	5,300	162
Shinsegae*	500	65
SK Telecom	2,100	79
SNT Motiv	2,000	66
Value Added Technology	2,700	65
Vieworks	2,300	47
Wonik QnC	2,913	61

		3,038

Taiwan (15.1%)
ASE Technology Holding	51,000	221
Cathay Financial Holding	43,000	60
Chicony Electronics	20,000	105
Chipbond Technology	22,000	51
ChipMOS Technologies	58,000	79
Compeq Manufacturing	58,000	129
CTBC Financial Holding	92,000	83
Foxsemicon Integrated Technology	12,000	83
Fubon Financial Holding	34,650	71
Global Mixed Mode Technology	8,000	63
Hon Hai Precision Industry	62,000	203
King Yuan Electronics	51,000	136
MediaTek	10,000	309
Micro-Star International	21,000	122
Novatek Microelectronics	11,000	179
Pou Chen	98,000	99
Powertech Technology	34,000	158
Primax Electronics	36,000	75
Radiant Opto-Electronics	29,000	128
Sigurd Microelectronics	41,000	88
Simplo Technology	9,000	116
Sino-American Silicon Products	16,000	98
SinoPac Financial Holdings	46	—
Taiwan Semiconductor Manufacturing	15,000	300
Topco Scientific	10,288	62
Tripod Technology	18,000	107
United Integrated Services	14,000	124

Schedule of Investments

January 31, 2024 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)

Taiwan (continued)
United Microelectronics	126,000	$196
Yuanta Financial Holding	129,472	112
Zhen Ding Technology Holding	28,000	90
Zyxel Group	4,000	6

		3,653

Thailand (2.1%)
Bangkok Bank	17,700	70
Kasikornbank	24,000	81
Kiatnakin Phatra Bank	43,700	60
Krung Thai Bank	286,900	129
Origin Property	273,000	63
Quality Houses	593,800	37
Supalai	96,600	54

		494

Turkey (1.8%)
BIM Birlesik Magazalar	11,400	143
Coca-Cola Icecek	6,400	113
Haci Omer Sabanci Holding	52,200	125
Turkiye Sise ve Cam Fabrikalari	29,600	48

		429

United Arab Emirates (1.6%)
Air Arabia PJSC	130,600	106
Emaar Properties PJSC	59,100	119
Emirates NBD Bank PJSC	31,300	151

		376

TOTAL FOREIGN COMMON STOCK (Cost $21,774)		23,340

Foreign Preferred Stock (1.9%)
Brazil** (1.9%)
Banco do Estado do Rio Grande do Sul	36,000	107
Cia Energetica de Minas Gerais	43,700	102
Itausa	59,010	120
Petroleo Brasileiro	16,500	135

		464

TOTAL FOREIGN PREFERRED STOCK (Cost $393)		464

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025 *	3,642	—

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Thailand (continued)
Kiatnakin Phatra Bank 01/03/2027*	3,642	$—

		—

TOTAL WARRANTS (Cost $–)		—

	Face Amount (000)
Repurchase Agreement (1.4%)
South Street Securities 4.950%, dated 01/31/2024, to be repurchased on 02/01/2024, repurchase price $331 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $135, 0.375% - 4.500%, 04/30/2025 – 11/15/2033; total market value $338)	$331	331

TOTAL REPURCHASE AGREEMENT (Cost $331)		331

Total Investments – 100.6% (Cost $22,498)		$24,135

Percentages are based on Net Assets of $23,990 (000).

*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Security is Fair Valued.
(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

Ltd — Limited

PJSC — Public Joint Stock Company

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-008-1100

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